Commitments - Additional Information (Details)	12 Months Ended
Jun. 30, 2023
Commitments [Abstract]
Termination clause of biggest research contract	60 days
Maximum commitment term	6 months
Termination clause of biggest contract	60 days
Maximum commercial commitment term	12 months